Capitalized Cost from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Capitalized Cost from Contracts with Customers
Schedule of Capitalized Cost from Contracts with Customers

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	1,046	2,918	3,964	871	2,812	3,684
Capitalized cost to fulfill customer contracts	199	236	436	164	206	370
Capitalized contract cost	1,246	3,154	4,400	1,036	3,019	4,054
/ Other non-financial assets	2,374	3,573	5,947	2,139	3,580	5,719
Capitalized contract cost as % of / Other non-financial assets	52	88	74	48	84	71

Schedule of Amortization Expense

€ millions	2023	2022
Capitalized cost of obtaining customer contracts	1,000	725
Capitalized cost to fulfill customer contracts	327	243